Consolidated Schedule of Investments (unaudited) March 31, 2020	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 55.1%

Australia — 0.1%
AGL Energy Ltd.	580	$6,070
BHP Group Ltd.	221	4,009
BHP Group plc	56	869
Brambles Ltd.	302	1,952
Goodman Group	327	2,397
Newcrest Mining Ltd.	3,375	46,348
Quintis HoldCo Pty. Ltd. (Acquired 10/22/18, cost $115,835)(a)(b)(c)	218,994	21,553
Wesfarmers Ltd.	55	1,165

		84,363

Austria — 0.0%
Erste Group Bank AG(b)	3,300	60,415

Belgium — 0.1%
KBC Group NV	2,407	109,218
UCB SA	11	941

		110,159

Brazil — 0.1%
Azul SA, ADR(b)(d)	18,099	184,429
B3 SA - Brasil Bolsa Balcao(b)	429	2,942
Banco BTG Pactual SA(b)	100	647
Banco do Brasil SA(b)	303	1,618
Banco Santander Brasil SA	400	2,078
Centrais Eletricas Brasileiras SA	158	726
Engie Brasil Energia SA	200	1,517
Petrobras Distribuidora SA	1,025	3,105
Petroleo Brasileiro SA	769	2,100

		199,162

Canada — 0.5%
Bank of Montreal	9	454
Barrick Gold Corp.	4,986	91,621
CGI, Inc.(b)	47	2,545
Constellation Software, Inc.	5	4,544
Enbridge, Inc.	21,440	624,324
Fairfax Financial Holdings Ltd.	4	1,226
George Weston Ltd.	5	358
Nutrien Ltd	50	1,709
Thomson Reuters Corp.	67	4,565
Wheaton Precious Metals Corp.	3,565	98,112

		829,458

Chile — 0.0%
Cia Cervecerias Unidas SA, ADR	1,361	18,210

China — 2.7%
AAC Technologies Holdings, Inc.	7,500	38,246
Agile Group Holdings Ltd.	2,000	2,142
Aier Eye Hospital Group Co. Ltd., Class A	12,500	68,582
Alibaba Group Holding Ltd.(b)	4,000	96,924
Alibaba Group Holding Ltd., ADR(b)	4,200	816,816
Alibaba Health Information Technology Ltd.(b)	22,000	36,153
Amoy Diagnostics Co. Ltd., Class A .	3,000	28,226
Anhui Conch Cement Co. Ltd., Class H	500	3,435
ANTA Sports Products Ltd.	7,000	50,797
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,199	52,689
Autobio Diagnostics Co. Ltd., Class A	2,283	37,208

Security	Shares	Value

China (continued)
Beijing Capital International Airport Co. Ltd., Class H	4,000	$2,539
Beijing Enterprises Holdings Ltd.	1,000	3,649
Brilliance China Automotive Holdings Ltd.	28,000	22,801
China CITIC Bank Corp. Ltd., Class H	8,000	3,934
China East Education Holdings Ltd.(b)(e)	1,500	2,410
China International Travel Service Corp. Ltd., Class A	3,800	35,585
China Longyuan Power Group Corp. Ltd., Class H	3,000	1,637
China Mengniu Dairy Co. Ltd.(b)	7,000	24,141
China Merchants Bank Co. Ltd., Class H	7,000	31,316
China Mobile Ltd.	1,000	7,494
China Oilfield Services Ltd., Class H	12,000	9,161
China Overseas Land & Investment Ltd.	22,000	67,451
China Resources Cement Holdings Ltd.	2,000	2,350
China Resources Pharmaceutical Group Ltd.(e)	5,000	2,985
China Resources Power Holdings Co. Ltd.	4,000	4,387
China Telecom Corp. Ltd., Class H	20,000	6,060
China Unicom Hong Kong Ltd.	10,000	5,833
China United Network Communications Ltd., Class A	1,800	1,311
CNOOC Ltd.	6,000	6,235
Country Garden Services Holdings Co. Ltd.(b)	1,114	4,483
Dali Foods Group Co. Ltd.(e)	4,500	3,121
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,900	33,353
Fosun International Ltd.	3,500	4,018
Glodon Co. Ltd., Class A	6,600	39,239
Great Wall Motor Co. Ltd., Class A	18,900	23,476
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,500	32,768
Guangdong Marubi Biotechnology Co. Ltd., Class A(b)	3,200	31,027
Guangzhou Automobile Group Co. Ltd., Class A	13,700	20,229
Guangzhou Automobile Group Co. Ltd., Class H	32,000	31,831
Guangzhou Baiyun International Airport Co. Ltd., Class A	19,500	34,171
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	100	439
Guotai Junan Securities Co. Ltd., Class H(e)	600	885
Haidilao International Holding Ltd.(e) .	8,000	30,846
Haier Smart Home Co. Ltd., Class A	15,700	31,573
Haitong Securities Co. Ltd., Class H	1,600	1,453
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	18,900	73,371
Hangzhou Robam Appliances Co. Ltd., Class A	8,600	34,157
Hangzhou Tigermed Consulting Co. Ltd., Class A	3,900	34,916
Han’s Laser Technology Industry Group Co. Ltd., Class A	7,600	29,850
Hengan International Group Co. Ltd.	4,500	33,611
Huadian Power International Corp. Ltd., Class H	2,000	592
Huadong Medicine Co. Ltd., Class A	100	243
Huazhu Group Ltd., ADR(d)	1,824	52,404

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Hundsun Technologies, Inc., Class A	3,700	$45,343
HUYA, Inc., ADR(b)	39	661
Industrial & Commercial Bank of China Ltd., Class H	49,000	33,427
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,199	30,078
Inspur Electronic Information Industry Co. Ltd., Class A	4,700	25,040
JD.com, Inc., ADR(b)	125	5,062
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,000	25,669
Jiangxi Copper Co. Ltd., Class H	1,000	918
Kingdee International Software Group Co. Ltd.	79,000	103,912
Kunlun Energy Co. Ltd.	4,000	2,312
Kweichow Moutai Co. Ltd., Class A	400	62,153
Lenovo Group Ltd.	54,000	28,606
Li Ning Co. Ltd.	11,000	31,646
Meituan Dianping, Class B(b)	6,000	71,527
Momo, Inc., ADR	157	3,405
NetEase, Inc., ADR	154	49,428
New Oriental Education & Technology Group, Inc., ADR(b)(d)	315	34,096
PICC Property & Casualty Co. Ltd., Class H	4,000	3,830
Ping An Insurance Group Co. of China Ltd., Class A	2,500	24,191
Shanghai International Airport Co. Ltd., Class A	4,200	35,693
Shanghai Jahwa United Co. Ltd., Class A	6,800	23,883
Shenzhen Inovance Technology Co. Ltd., Class A	13,100	47,248
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,300	47,289
Silergy Corp.	1,000	32,436
Sinopec Shanghai Petrochemical Co. Ltd., Class H	6,000	1,480
Tencent Holdings Ltd.	19,200	949,010
Tencent Music Entertainment Group, ADR(b)	58	583
Trip.com Group Ltd., ADR(b)	2,875	67,419
Venus MedTech Hangzhou, Inc., Class H(b)(e)	6,000	34,958
Venustech Group, Inc., Class A	6,899	35,662
Vipshop Holdings Ltd., ADR(b)(d)	273	4,253
Want Want China Holdings Ltd.	57,000	41,104
Weichai Power Co. Ltd., Class H	1,000	1,593
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	3,793	41,202
WuXi AppTec Co. Ltd., Class A	2,800	35,290
Wuxi Biologics Cayman, Inc.(b)(e)	4,000	51,067
Yifeng Pharmacy Chain Co. Ltd., Class A	3,100	40,513
Yihai International Holding Ltd.(b)	5,000	37,662
Yonyou Network Technology Co. Ltd., Class A	4,000	22,528
Yum China Holdings, Inc.	1,597	68,080
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,100	3,259

		4,258,069

Security	Shares	Value

Denmark — 0.0%
AP Moller - Maersk A/S, Class A	3	$2,464
Coloplast A/S, Class B	10	1,450

		3,914

Finland — 0.2%
Fortum OYJ	188	2,735
Neste OYJ	10,292	342,184
Nokia OYJ	1,056	3,252

		348,171

France — 1.9%
BNP Paribas SA	3,528	103,001
Carrefour SA	68	1,078
Cie de Saint-Gobain	2,674	64,164
CNP Assurances	91	881
Danone SA	15,368	983,525
Eiffage SA	678	48,127
Electricite de France SA	241	1,884
Engie SA	27	276
EssilorLuxottica SA	2,383	252,300
Renault SA	50	950
Safran SA	6,978	618,231
Sanofi	9,185	795,191
Schneider Electric SE	47	3,973
Societe Generale SA	5,374	88,038
Sodexo SA	400	26,862
Unibail-Rodamco-Westfield	10	573
Vivendi SA	51	1,078

		2,990,132

Germany — 1.2%
adidas AG	2	444
Deutsche Boerse AG	18	2,473
Deutsche Post AG (Registered)	298	7,989
Evonik Industries AG	49	1,023
HeidelbergCement AG	46	1,965
Henkel AG & Co. KGaA	46	3,379
Infineon Technologies AG	18,030	260,277
Knorr-Bremse AG(b)	2,969	261,023
Merck KGaA	5	505
SAP SE	16	1,786
Siemens AG (Registered)	14,167	1,186,276
Vonovia SE	1,675	83,320
Wirecard AG	13	1,465

		1,811,925

Hong Kong — 1.0%
AIA Group Ltd.	86,400	773,681
CK Infrastructure Holdings Ltd.	6,000	31,763
CLP Holdings Ltd.	4,500	41,220
Hang Lung Properties Ltd.	29,000	58,480
HKT Trust & HKT Ltd.(f)	26,000	35,361
Hysan Development Co. Ltd.	7,000	22,606
Jardine Matheson Holdings Ltd.	1,300	65,432
Sun Hung Kai Properties Ltd.	36,166	472,836
WH Group Ltd.(e)	34,000	31,382

		1,532,761

India — 0.6%
Asian Paints Ltd.	2,089	46,016
HDFC Asset Management Co. Ltd.(e)	23	640
Hero MotoCorp Ltd.	648	13,664
Hindustan Unilever Ltd.	4,033	122,309
ICICI Bank Ltd.	10,737	46,722

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Infosys Ltd.	189	$1,566
Larsen & Toubro Ltd.	2,568	27,380
Petronet LNG Ltd.	5,780	15,260
Reliance Industries Ltd.	38,082	555,320
Vedanta Ltd.	3,536	2,998
Wipro Ltd.	1,228	3,195
Zee Entertainment Enterprises Ltd.	12,831	20,881

		855,951

Indonesia — 0.0%
Bank Central Asia Tbk. PT	28,800	48,526

Italy — 1.3%
Enel SpA	139,990	965,630
Intesa Sanpaolo SpA	44,915	72,675
RAI Way SpA(e)	32,634	174,953
Snam SpA	11,053	50,516
UniCredit SpA	103,606	801,557

		2,065,331

Japan — 2.8%
AGC, Inc.	200	4,873
Ajinomoto Co., Inc.	34,000	633,572
Astellas Pharma, Inc.	41,350	637,094
East Japan Railway Co.	5,627	425,797
FamilyMart Co. Ltd.	200	3,591
Hitachi Ltd.	100	2,873
Hoya Corp.	5,601	476,262
Japan Airlines Co. Ltd.	18,000	330,794
KDDI Corp.	3,300	97,477
Keyence Corp.	200	64,303
Maeda Road Construction Co. Ltd.	600	11,199
Mitsubishi Estate Co. Ltd.	5,600	82,707
Mitsubishi Heavy Industries Ltd.	300	7,561
Murata Manufacturing Co. Ltd.	7,320	363,912
NEC Corp.	200	7,283
Nippon Telegraph & Telephone Corp.	3,440	82,273
Nissan Motor Co. Ltd.	1,800	6,022
NTT Data Corp.	100	957
Okumura Corp.	954	19,725
Olympus Corp.	100	1,442
Otsuka Holdings Co. Ltd.	200	7,804
Sekisui House Ltd.	200	3,298
Seven & i Holdings Co. Ltd.	100	3,302
Shin-Etsu Chemical Co. Ltd.	5,120	503,231
Subaru Corp.	14,360	274,493
Suzuki Motor Corp.	11,561	275,281
Toagosei Co. Ltd.	1,800	15,583

		4,342,709

Mexico — 0.0%
America Movil SAB de CV	1,241	738
Fomento Economico Mexicano SAB de CV	200	1,216
Grupo Bimbo SAB de CV	943	1,383

		3,337

Netherlands — 1.5%
Adyen NV(b)(e)	135	114,736
ASML Holding NV	2,887	761,056
ING Groep NV	61,933	317,351
Koninklijke Ahold Delhaize NV	258	6,010
Koninklijke Philips NV	20,924	859,085
NXP Semiconductors NV	3,664	303,855

Security	Shares	Value

Netherlands (continued)
Royal Dutch Shell plc, Class A	42	$730

		2,362,823

Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	139	1,860

Portugal — 0.0%
Jeronimo Martins SGPS SA	2,914	52,595

Saudi Arabia — 0.0%
Riyad Bank	170	676

Singapore — 0.4%
CapitaLand Ltd.	183,500	367,721
ComfortDelGro Corp. Ltd.	27,800	29,602
DBS Group Holdings Ltd.	2,900	37,840
Singapore Telecommunications Ltd.	19,600	34,942
United Overseas Bank Ltd.	6,700	91,924
Wilmar International Ltd.	900	2,035

		564,064

South Africa — 0.0%
Anglo American Platinum Ltd.	27	1,128
AngloGold Ashanti Ltd.	17	288
Aspen Pharmacare Holdings Ltd.	251	1,313
Kumba Iron Ore Ltd.(d)	181	2,822
MTN Group Ltd.(d)	1,036	2,778
MultiChoice Group(b)	480	2,281
Old Mutual Ltd.	808	536

		11,146

South Korea — 0.2%
Amorepacific Corp.	37	2,222
Hana Financial Group, Inc.	72	1,355
Hyundai Mobis Co. Ltd.	29	4,011
Kakao Corp.	408	51,605
KB Financial Group, Inc.	67	1,884
Kia Motors Corp.	156	3,284
LG Chem Ltd.	190	47,060
LG Electronics, Inc.	168	6,605
LG Uplus Corp.	179	1,573
NCSoft Corp.	121	64,578
POSCO	235	30,923
Shinhan Financial Group Co. Ltd.	285	6,667
SK Telecom Co. Ltd.	31	4,509

		226,276

Spain — 0.3%
Cellnex Telecom SA(b)(e)	8,544	387,577
Endesa SA	122	2,581
Naturgy Energy Group SA	19	333
Repsol SA	221	1,972
Telefonica SA	339	1,543

		394,006

Sweden — 0.0%
Assa Abloy AB, Class B	74	1,381
Hennes & Mauritz AB, Class B	508	6,501
Telefonaktiebolaget LM Ericsson, Class B	416	3,368

		11,250

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland — 1.2%
Alcon, Inc.(b)	695	$35,320
LafargeHolcim Ltd. (Registered)(b)	109	3,978
Nestle SA (Registered)	6,854	701,629
Novartis AG (Registered)	80	6,600
Roche Holding AG	3,578	1,151,193
SGS SA (Registered)	1	2,306

		1,901,026

Taiwan — 0.9%
Asustek Computer, Inc.	1,000	6,771
Cathay Financial Holding Co. Ltd.	25,000	29,096
Chunghwa Telecom Co. Ltd.	13,000	46,089
Formosa Chemicals & Fibre Corp.	12,000	26,425
Formosa Petrochemical Corp.	7,000	18,689
Formosa Plastics Corp	12,000	29,683
Fubon Financial Holding Co. Ltd.	27,000	33,373
Hon Hai Precision Industry Co. Ltd.(b)	17,760	40,888
Nan Ya Plastics Corp.	15,000	26,988
Taiwan Semiconductor Manufacturing Co. Ltd.	122,000	1,098,283
Uni-President Enterprises Corp.	21,000	45,453
United Microelectronics Corp.	6,000	2,690
Yageo Corp.	4,000	35,921

		1,440,349

Thailand — 0.1%
Advanced Info Service PCL	8,200	49,718
Intouch Holdings PCL, Class F	27,200	41,190
Siam Cement PCL (The)	1,700	16,680
Thai Beverage PCL	36,200	15,314

		122,902

Turkey — 0.0%
BIM Birlesik Magazalar A/S	122	925
Tupras Turkiye Petrol Rafinerileri A/S	1,285	14,624

		15,549

United Arab Emirates — 0.0%
NMC Health plc(c)	8,338	—

United Kingdom — 1.8%
AstraZeneca plc	3,731	332,428
Berkeley Group Holdings plc	1,571	70,119
BP plc	295	1,210
Coca-Cola European Partners plc	106	3,978
Compass Group plc	101	1,574
Experian plc	42	1,167
Fiat Chrysler Automobiles NV(b)	560	3,998
GlaxoSmithKline plc	368	6,905
HSBC Holdings plc	16,992	95,389
Hut Group (The) (Acquired 12/03/19, cost $187,164)(a)(b)(c)	288	150,853
Liberty Global plc, Class A(b)	34	561
Liberty Global plc, Class C(b)	114	1,791
RELX plc	259	5,528
Rolls-Royce Holdings plc(b)	523	2,210
Unilever NV	12,862	632,184
Unilever plc	7,124	359,265
Vodafone Group plc	752,996	1,041,728

		2,710,888

United States — 36.2%
Abbott Laboratories	10,122	798,727
AbbVie, Inc.	16	1,219

Security	Shares	Value

United States (continued)
Adobe, Inc.(b)	1,035	$329,378
Agilent Technologies, Inc.	7,553	540,946
Air Products & Chemicals, Inc.	5,013	1,000,645
Alexion Pharmaceuticals, Inc.(b)	380	34,120
Alphabet, Inc., Class C(b)	1,975	2,296,550
Amazon.com, Inc.(b)	1,342	2,616,524
American International Group, Inc.	23	533
American Tower Corp.	490	106,697
Ameriprise Financial, Inc.	15	1,537
Amgen, Inc.	14	2,838
Anthem, Inc.	3,680	835,507
Aon plc	41	6,767
Apellis Pharmaceuticals, Inc.(b)	1,049	28,103
Apple, Inc.(g)	8,939	2,273,098
Applied Materials, Inc.	6,962	318,999
Aptiv plc	4,562	224,633
AT&T, Inc.	94	2,740
Autodesk, Inc.(b)	4,536	708,070
AutoZone, Inc.(b)	3	2,538
AvalonBay Communities, Inc.	9	1,325
Bank of America Corp.(d)	48,396	1,027,447
Bank of New York Mellon Corp. (The)	74	2,492
Baxter International, Inc.	812	65,926
Becton Dickinson and Co.	2,735	628,421
Berkshire Hathaway, Inc., Class B(b)	1,028	187,949
BioMarin Pharmaceutical, Inc.(b)	503	42,503
Booking Holdings, Inc.(b)	5	6,727
Bristol-Myers Squibb Co.	10,936	609,573
Cadence Design Systems, Inc.(b)(d)	1,087	71,785
Cerner Corp.	103	6,488
CH Robinson Worldwide, Inc.	1,003	66,399
Charles Schwab Corp. (The)	8,306	279,248
Charter Communications, Inc., Class A(b)	3,040	1,326,382
Chevron Corp.	18	1,304
Chipotle Mexican Grill, Inc.(b)	163	106,667
Chubb Ltd.	2,723	304,132
Cintas Corp.	16	2,772
Cisco Systems, Inc.	1,770	69,579
Citigroup, Inc.	9,447	397,908
CME Group, Inc.	13	2,248
Coca-Cola Co. (The)	18	797
Colgate-Palmolive Co.	4,414	292,913
Comcast Corp., Class A(g)	37,254	1,280,793
Corteva, Inc.(b)	39	917
Costco Wholesale Corp.	1,382	394,050
Crowdstrike Holdings, Inc., Class A(b).	1,170	65,146
Crown Castle International Corp.	13	1,877
Cummins, Inc.	10	1,353
CVS Health Corp.	26	1,543
Dell Technologies, Inc., Class C(b)	114	4,509
Delta Air Lines, Inc.	60	1,712
DexCom, Inc.(b)	96	25,850
Discover Financial Services	19	678
Dollar Tree, Inc.(b)	317	23,290
DR Horton, Inc.	18,588	631,992
DuPont de Nemours, Inc.	149	5,081
Eaton Corp. plc	18	1,398
eBay, Inc.	253	7,605
Edwards Lifesciences Corp.(b)	820	154,668
Electronic Arts, Inc.(b)	26	2,604
Eli Lilly & Co.	51	7,075
Emerson Electric Co.	16,501	786,273
Exelon Corp	1,462	53,816
Expedia Group, Inc.	133	7,484

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Exxon Mobil Corp.	1,306	$49,589
Facebook, Inc., Class A(b)	5,243	874,532
FedEx Corp.	7	849
Ferguson plc	886	54,784
Fieldwood Energy, Inc.(b)	2,201	2,201
FleetCor Technologies, Inc.(b)	3,495	651,957
Ford Motor Co.	255	1,232
Fortinet, Inc.(b)	826	83,566
Fortive Corp.	4,894	270,100
Fortune Brands Home & Security, Inc.	944	40,828
Franklin Resources, Inc.(d)	202	3,371
Freeport-McMoRan, Inc.	7,567	51,077
General Electric Co.(d)	176	1,397
Gilead Sciences, Inc.	9,169	685,474
Global Payments, Inc.	3,486	502,786
Guardant Health, Inc.(b)	1,034	71,966
Hartford Financial Services Group, Inc. (The)	1,970	69,423
HCA Healthcare, Inc.(d)	5,588	502,082
Hershey Co. (The)	3	398
Hess Corp.	611	20,346
Hewlett Packard Enterprise Co.	613	5,952
Home Depot, Inc. (The)	3,845	717,900
HP, Inc.	151	2,621
iHeartMedia, Inc., Class B(b)	74	541
Illumina, Inc.(b)	93	25,400
Incyte Corp.(b)	52	3,808
Insulet Corp.(b)	133	22,035
Intel Corp.	114	6,170
Intercontinental Exchange, Inc.	42	3,392
International Flavors & Fragrances, Inc.(d)	4,845	494,578
Intuit, Inc.	624	143,520
Intuitive Surgical, Inc.(b)	365	180,752
IQVIA Holdings, Inc.(b)	19	2,049
Jawbone Health Hub, Inc. (Acquired 01/24/17, cost $0)(a)(b)(c)	6,968	—
JBS SA	6,010	23,526
Johnson & Johnson	8,356	1,095,722
JPMorgan Chase & Co.(g)	11,669	1,050,560
Kroger Co. (The)	131	3,946
L3Harris Technologies, Inc.	1,524	274,503
Lam Research Corp.	18	4,320
Las Vegas Sands Corp.	400	16,988
Lennar Corp., Class A(d)	14,137	540,033
Liberty Broadband Corp., Class C(b)	137	15,169
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(d)	3,637	115,256
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	6,095	192,724
Lookout, Inc. (Acquired 03/04/15, cost $16,643)(a)(b)(c)	1,457	6,877
Lowe’s Cos., Inc.	8,078	695,112
Marathon Petroleum Corp.	1,400	33,068
Marsh & McLennan Cos., Inc.	8,633	746,409
Marvell Technology Group Ltd.	3,989	90,271
Masco Corp.	2,435	84,178
Mastercard, Inc., Class A	4,820	1,164,319
McDonald’s Corp.	6,117	1,011,446
Medtronic plc	708	63,847
Merck & Co., Inc.	12,165	935,975
Microchip Technology, Inc.	1,281	86,852
Micron Technology, Inc.(b)(d)	4,415	185,695
Microsoft Corp.(h)	18,714	2,951,385
Mondelez International, Inc., Class A	1,536	76,923

Security	Shares	Value

United States (continued)
Monster Beverage Corp.(b)	12	$675
Moody’s Corp.	12	2,538
Morgan Stanley	22,206	755,004
Motorola Solutions, Inc.	974	129,464
Nevro Corp.(b)	203	20,296
Newmont Goldcorp Corp.	2,564	116,098
NextEra Energy, Inc.	4,741	1,140,779
NortonLifeLock, Inc.	2,622	49,058
NVIDIA Corp.	2,220	585,192
Okta, Inc.(b)	546	66,754
Omnicom Group, Inc.	544	29,866
ONEOK, Inc.	109	2,377
Oracle Corp.(d)	5,875	283,939
Palo Alto Networks, Inc.(b)	519	85,095
PayPal Holdings, Inc.(b)	2,101	201,150
Peloton Interactive, Inc., Class A(b)	5,697	151,255
PepsiCo, Inc.	846	101,605
Pfizer, Inc.	22,334	728,982
Philip Morris International, Inc.	450	32,832
Pioneer Natural Resources Co.(d)	1,611	113,012
PPG Industries, Inc.	9,037	755,493
Procter & Gamble Co. (The)	115	12,650
Prologis, Inc.	4,014	322,605
Proofpoint, Inc.(b)	385	39,497
PTC Therapeutics, Inc.(b)	338	15,078
PTC, Inc.(b)	805	49,274
Public Storage	17	3,376
QUALCOMM, Inc.	79	5,344
Raytheon Co.	7,972	1,045,528
Regeneron Pharmaceuticals, Inc.(b)	40	19,532
Republic Services, Inc.	8	600
ResMed, Inc.	393	57,885
salesforce.com, Inc.(b)	7,686	1,106,630
Sarepta Therapeutics, Inc.(b)	315	30,813
Schlumberger Ltd.	915	12,343
Seattle Genetics, Inc.(b)	239	27,576
ServiceNow, Inc.(b)	1,268	363,383
Simply Good Foods Co. (The)(b)	2,549	49,094
Splunk, Inc.(b)	760	95,935
Square, Inc., Class A(b)	10	524
Stanley Black & Decker, Inc.	48	4,800
Starbucks Corp.	16,915	1,111,992
Stryker Corp.	368	61,268
Synchrony Financial	81	1,303
Sysco Corp.	15	684
Target Corp.	3,314	308,103
Texas Instruments, Inc.	23	2,298
Thermo Fisher Scientific, Inc.(g)	2,593	735,375
TJX Cos., Inc. (The)(d)	13,321	636,877
Travelers Cos., Inc. (The)	691	68,651
Truist Financial Corp.	10,699	329,957
Uber Technologies, Inc.(b)(d)	17,136	478,437
Union Pacific Corp.	5,395	760,911
United Airlines Holdings, Inc.(b)	3,202	101,023
United Parcel Service, Inc., Class B .	45	4,204
UnitedHealth Group, Inc.	5,910	1,473,836
US Bancorp	2,573	88,640
Verizon Communications, Inc.	1,495	80,326
Vertex Pharmaceuticals, Inc.(b)	1,439	342,410
Vertiv Holdings Co. (Acquired 02/04/20, cost $391,550)(a)(b)	39,155	338,691
Visa, Inc., Class A	588	94,739
Vistra Energy Corp.(d)	4,032	64,351
VMware, Inc., Class A	5,221	632,263
Walgreens Boots Alliance, Inc.	64	2,928

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Walmart, Inc.		8,365	$950,431
Walt Disney Co. (The)		3,019	291,635
Wells Fargo & Co.		2,027	58,175
Western Digital Corp.		87	3,621
Weyerhaeuser Co.		4,461	75,614
Williams Cos., Inc. (The)		9,672	136,859
Willis Towers Watson plc		40	6,794
Workday, Inc., Class A(b)		22	2,865
Wynn Resorts Ltd.		500	30,095
Xilinx, Inc.		2,625	204,593
Yum! Brands, Inc.		69	4,729
Zillow Group, Inc., Class C(b)		956	34,435
Zoetis, Inc.		330	38,838
Zscaler, Inc.(b)		820	49,905

			56,324,435

Zambia — 0.0%
First Quantum Minerals Ltd.		10,561	53,957

Total Common Stocks — 55.1% (Cost: $92,128,229)			85,756,395

		Par (000)

Corporate Bonds — 4.7%

Australia — 0.5%(e)
FMG Resources August 2006 Pty. Ltd.:
4.75%, 05/15/22	USD	3	2,989
5.13%, 03/15/23		2	1,960
5.13%, 05/15/24		3	2,955
Quintis Australia Pty. Ltd.(c)(i):
7.50%, (7.50% Cash or 8.00% PIK), 10/01/26		380	364,879
12.00%, (12.00% Cash or 0.00% PIK), 10/01/28		414	414,143

			786,926

Canada — 0.0%
Brookfield Residential Properties, Inc., 6.25%, 09/15/27(e)		3	2,602

Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(b)(e)		2	60

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/05/12(b)(j)(k)(l)		300	300

Greece — 0.1%
Ellaktor Value plc, 6.38%, 12/15/24(e)	EUR	135	101,395

India — 0.0%
REI Agro Ltd.(b)(j)(k):
5.50%, 11/13/14(e)	USD	220	2
5.50%, 11/13/14(c)		152	—

			2

Japan — 0.0%
Mitsubishi UFJ Financial Group, Inc., 3.78%, 03/02/25		48	50,656

Netherlands — 0.1%
ING Groep NV, 4.10%, 10/02/23		200	205,260

Security		Par (000)	Value

Turkey — 0.1%
Bio City Development Co. BV, 8.00%, 07/06/20(b)(c)(e)(j)(k)	USD	800	$97,040

United States — 3.9%
Albertsons Cos., Inc.:
3.50%, 02/15/23(e)		3	2,954
6.63%, 06/15/24		5	5,075
5.75%, 03/15/25		5	5,052
7.50%, 03/15/26(e)		3	3,233
Allergan Funding SCS, 3.45%, 03/15/22		123	127,716
Allergan Sales LLC, 5.00%, 12/15/21(e)		63	65,274
AMC Networks, Inc.:
5.00%, 04/01/24		4	3,840
4.75%, 08/01/25		3	2,918
Aramark Services, Inc.:
4.75%, 06/01/26		2	1,885
5.00%, 02/01/28(e)		5	4,653
Avantor, Inc., 6.00%, 10/01/24(e)		7	7,334
Bank of America Corp.:
4.13%, 01/22/24		147	155,360
4.00%, 01/22/25		61	64,196
Bausch Health Cos., Inc.(e):
5.50%, 11/01/25		6	6,062
5.75%, 08/15/27		2	2,059
Becton Dickinson and Co.:
3.13%, 11/08/21		111	112,410
2.89%, 06/06/22		129	128,759
Broadcom, Inc., 3.13%, 04/15/21(e)		193	190,898
Buckeye Partners LP:
4.35%, 10/15/24		10	8,300
4.13%, 03/01/25(e)		50	42,150
Cedar Fair LP:
5.38%, 04/15/27		2	1,720
5.25%, 07/15/29(e)		2	1,690
Centene Corp.:
4.75%, 01/15/25		66	66,164
5.25%, 04/01/25(e)		5	5,025
5.38%, 06/01/26(e)		74	76,228
5.38%, 08/15/26(e)		3	3,060
4.25%, 12/15/27(e)		11	10,780
Charles River Laboratories International, Inc., 5.50%, 04/01/26(e)		2	2,060
Cheniere Energy Partners LP:
5.25%, 10/01/25		6	5,520
5.63%, 10/01/26		5	4,600
Churchill Downs, Inc., 5.50%, 04/01/27(e)		3	2,828
Cigna Corp.:
3.40%, 09/17/21		155	157,910
3.75%, 07/15/23		89	91,503
Citigroup, Inc.(m):
(LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/25		85	87,099
(SOFR + 3.91%), 4.41%, 03/31/31		72	79,105
Clean Harbors, Inc., 4.88%, 07/15/27(e)		2	1,958
Colfax Corp., 6.00%, 02/15/24(e)		3	2,895
Comcast Corp., 3.70%, 04/15/24		244	261,849
CrownRock LP, 5.63%, 10/15/25(e)		5	2,600
CVS Health Corp.:
3.63%, 04/01/27		26	26,449
3.75%, 04/01/30		55	56,631
Darling Ingredients, Inc., 5.25%, 04/15/27(e)		2	1,939
DaVita, Inc., 5.00%, 05/01/25		6	5,992
Deere & Co., 2.75%, 04/15/25		37	38,205

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Elanco Animal Health, Inc.(n):
4.66%, 08/27/21	USD	2	$1,990
5.02%, 08/28/23		3	3,035
Endeavor Energy Resources LP(e):
5.50%, 01/30/26		2	1,380
5.75%, 01/30/28		4	2,720
Energy Transfer Operating LP, 4.05%, 03/15/25		35	30,377
Enterprise Products Operating LLC:
3.35%, 03/15/23		107	105,254
3.90%, 02/15/24		25	25,554
ESH Hospitality, Inc., 5.25%, 05/01/25(e)		5	4,200
Forestar Group, Inc., 5.00%, 03/01/28(e)		85	70,581
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(m)		115	115,331
3.63%, 02/20/24		135	140,765
3.50%, 04/01/25		295	301,556
H&E Equipment Services, Inc., 5.63%, 09/01/25		4	3,710
Hanesbrands, Inc., 4.63%, 05/15/24(e)		4	3,960
HCA, Inc., 3.50%, 09/01/30		161	146,061
HD Supply, Inc., 5.38%, 10/15/26(e)		3	2,916
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26		6	5,640
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		4	3,720
4.88%, 04/01/27		3	2,850
Home Depot, Inc. (The):
2.50%, 04/15/27		28	28,220
3.30%, 04/15/40		80	81,949
Howard Hughes Corp. (The), 5.38%, 03/15/25(e)		4	3,870
Hughes Satellite Systems Corp., 7.63%, 06/15/21		19	19,380
iHeartCommunications, Inc.:
6.38%, 05/01/26		106	100,679
8.38%, 05/01/27		38	32,871
5.25%, 08/15/27(e)		3	2,625
JBS USA LUX SA(e):
5.75%, 06/15/25		4	4,040
6.75%, 02/15/28		4	4,262
6.50%, 04/15/29		6	6,436
JPMorgan Chase & Co., (LIBOR USD 3 Month + 1.00%), 4.02%, 12/05/24(m)		154	163,175
Lamar Media Corp., 5.75%, 02/01/26		3	3,045
Lamb Weston Holdings, Inc.(e):
4.63%, 11/01/24		4	3,940
4.88%, 11/01/26		4	4,070
Lennar Corp.:
4.75%, 04/01/21		2	1,980
4.13%, 01/15/22		3	2,978
4.50%, 04/30/24		3	2,940
Level 3 Financing, Inc.:
5.13%, 05/01/23		3	2,948
5.25%, 03/15/26		3	2,998
Lowe’s Cos., Inc., 5.13%, 04/15/50		50	60,367
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		3	2,610
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29		15	16,516
Masonite International Corp., 5.38%, 02/01/28(e)		2	1,966
McDonald’s Corp.:
3.30%, 07/01/25		26	27,033

Security		Par (000)	Value

United States (continued)
3.50%, 07/01/27	USD	38	$39,920
MGM Growth Properties Operating
Partnership LP, 5.63%, 05/01/24		5	4,800
Molina Healthcare, Inc., 5.38%, 11/15/22(n)		3	2,925
Morgan Stanley:
Series F, 3.88%, 04/29/24		92	96,653
(SOFR + 3.12%), 3.62%, 04/01/31(m)		205	214,418
MPT Operating Partnership LP, 5.00%, 10/15/27		6	5,820
Netflix, Inc., 5.50%, 02/15/22		3	3,053
Newell Brands, Inc., 4.10%, 04/01/23(n)		6	6,090
NIKE, Inc., 2.75%, 03/27/27		55	57,150
NRG Energy, Inc.:
7.25%, 05/15/26		4	4,190
6.63%, 01/15/27		5	5,200
5.75%, 01/15/28		4	4,080
5.25%, 06/15/29(e)		3	3,090
ONEOK Partners LP, 4.90%, 03/15/25		81	70,814
ONEOK, Inc., 2.75%, 09/01/24		48	38,849
Oracle Corp.:
2.50%, 04/01/25		160	161,513
2.80%, 04/01/27		156	158,306
2.95%, 04/01/30		156	157,074
3.60%, 04/01/40		156	156,015
Outfront Media Capital LLC, 5.00%, 08/15/27(e)		3	2,760
Parsley Energy LLC(e):
5.38%, 01/15/25		13	10,042
5.25%, 08/15/25		53	40,280
5.63%, 10/15/27		3	2,115
PayPal Holdings, Inc., 2.65%, 10/01/26		6	5,874
Pilgrim’s Pride Corp., 5.88%, 09/30/27(e)		4	3,986
Quicken Loans, Inc.(e):
5.75%, 05/01/25		5	4,975
5.25%, 01/15/28		4	3,911
Sirius XM Radio, Inc.(e):
3.88%, 08/01/22		4	3,985
4.63%, 07/15/24		6	6,089
5.38%, 04/15/25		4	4,040
5.38%, 07/15/26		4	4,080
5.00%, 08/01/27		7	7,104
5.50%, 07/01/29		5	5,100
Six Flags Entertainment Corp., 4.88%, 07/31/24(e)		4	3,390
Standard Industries, Inc., 5.00%, 02/15/27(e)		2	1,820
Summit Materials LLC, 6.13%, 07/15/23		3	2,970
Sunoco LP:
4.88%, 01/15/23		4	3,820
5.50%, 02/15/26		3	2,596
6.00%, 04/15/27		3	2,580
Targa Resources Partners LP:
6.75%, 03/15/24		2	1,760
5.13%, 02/01/25		2	1,705
5.88%, 04/15/26		4	3,320
5.38%, 02/01/27		2	1,646
6.50%, 07/15/27		4	3,410
6.88%, 01/15/29		4	3,220
Teleflex, Inc., 4.63%, 11/15/27		2	1,998
Tempur Sealy International, Inc., 5.50%, 06/15/26		3	2,625
Tenet Healthcare Corp.:
4.63%, 07/15/24		8	7,640

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.63%, 09/01/24(e)	USD	3	$2,873
5.13%, 05/01/25		6	5,730
4.88%, 01/01/26(e)		9	8,573
6.25%, 02/01/27(e)		7	6,825
Terex Corp., 5.63%, 02/01/25(e)		3	2,820
TransDigm, Inc., 6.25%, 03/15/26(e)		313	311,826
United Rentals North America, Inc.:
4.63%, 10/15/25		3	2,880
5.88%, 09/15/26		4	4,051
6.50%, 12/15/26		5	5,075
5.50%, 05/15/27		4	4,037
4.88%, 01/15/28		7	6,790
US Concrete, Inc., 6.38%, 06/01/24		. 3	2,708
Verizon Communications, Inc., 3.50%, 11/01/24		126	134,050
VICI Properties LP, 3.50%, 02/15/25(e)		29	27,043
Vistra Operations Co. LLC(e):
5.50%, 09/01/26		4	4,120
5.63%, 02/15/27		108	111,375
5.00%, 07/31/27		6	6,090
Wells Fargo & Co.:
3.07%, 01/24/23		23	23,243
3.75%, 01/24/24		74	78,205
(LIBOR USD 3 Month + 4.24%), 5.01%, 04/04/51(m)		73	93,207
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.65%), 2.08%, 09/09/22(m)		309	307,550
William Carter Co. (The), 5.63%, 03/15/27(e)		2	1,935
Williams Cos., Inc. (The), 3.70%, 01/15/23		66	61,021
WPX Energy, Inc., 5.75%, 06/01/26		. 2	1,140
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(e)		2	1,740
XPO Logistics, Inc.(e):
6.13%, 09/01/23		2	1,958
6.75%, 08/15/24		5	4,889

			6,046,991

Total Corporate Bonds — 4.7% (Cost: $8,777,394)			7,291,232

Floating Rate Loan Interests — 0.5%(o)

France — 0.1%
Casino, Guichard-Perrachon SA, Term Loan B, (EURIBOR 3 Month + 5.50%), 5.50%, 01/31/24	EUR	185	186,402

Netherlands — 0.2%
Ziggo BV, Term Loan, 01/31/29(p)		311	316,418

United States — 0.2%
Fieldwood Energy LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.03%, 04/11/23	USD	75	4,810
Fieldwood Energy LLC, Term Loan, (LIBOR USD 3 Month + 5.25%), 7.03%, 04/11/22		56	17,399
Hilton Worldwide Finance LLC, Term Loan B2, (LIBOR USD 1 Month + 1.75%), 2.70%, 06/22/26		151	142,579
iHeart Communications, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.99%, 05/01/26		58	48,768

Security		Par (000)	Value

United States (continued)
Opendoor, Term Loan (LIBOR USD 6 Month + 10.00%), 3.33% - 10.00%, 01/23/26(c)	USD	60	$60,648

			274,204

Total Floating Rate Loan Interests — 0.5% (Cost: $901,677)			777,024

Foreign Government Obligations — 6.3%

Argentina — 0.1%
Argentine Republic:
3.38%, 01/15/23	EUR	100	28,848
6.88%, 01/26/27	USD	277	81,023
5.88%, 01/11/28		272	76,160
7.82%, 12/31/33	EUR	103	37,398

			223,429

Australia — 0.2%
Commonwealth of Australia, 3.00%, 03/21/47	AUD	488	389,629

Canada — 1.5%
Canada Government Bond:
0.75%, 03/01/21	CAD	384	273,674
1.50%, 09/01/24		2,847	2,101,354

			2,375,028

China — 1.7%
People’s Republic of China, 3.29%, 05/23/29	CNY	17,870	2,635,611

Germany — 0.3%
Bundesrepublik Deutschland, 0.00%, 08/15/50	EUR	406	444,188

Italy — 1.3%
Republic of Italy:
1.35%, 04/01/30		1,151	1,249,770
3.85%, 09/01/49(e)		520	743,453

			1,993,223

Japan — 0.4%
Japan Government Bond, 0.40%, 09/20/49	JPY	66,050	611,512

Spain — 0.8%
Kingdom of Spain, 0.60%, 10/31/29(e)	EUR	1,091	1,198,547

Total Foreign Government Obligations — 6.3% (Cost: $10,448,105)			9,871,167

		Shares

Investment Companies — 3.7%
Consumer Discretionary Select Sector SPDR Fund		1,535	150,553
Financial Select Sector SPDR Fund(d)		7,480	155,734
Industrial Select Sector SPDR Fund(d)		2,734	161,333
iShares China Large-Cap ETF*		4,208	157,968
iShares iBoxx $ Investment Grade Corporate Bond ETF(d)*		1,796	221,824
iShares MSCI Emerging Markets ETF*		2,028	69,216
iShares Russell 2000 ETF(d)*		2,201	251,926
iShares S&P 500 Value ETF*		1,761	169,496
KraneShares CSI China Internet ETF		1,106	50,069
SPDR Gold Shares(q)		20,392	3,019,035
SPDR S&P 500 ETF Trust(d)		4,216	1,086,674

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Investment Companies (continued)
SPDR S&P Oil & Gas Exploration & Production ETF		2,425	$79,783
United States Oil Fund LP(q)		12,800	53,888
VanEck Vectors Semiconductor ETF		674	78,952

Total Investment Companies — 3.7% (Cost: $6,539,317)			5,706,451

		Par (000)

Non-Agency Mortgage-Backed Securities — 0.1%

Commercial Mortgage-Backed Securities — 0.1%

United States — 0.1%
BX Trust(e)(r):
Series 2019-OC11, Class D, 4.08%, 12/09/41	USD	64	50,219
Series 2019-OC11, Class E, 4.08%, 12/09/41		89	66,272

Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost: $151,304)			116,491

Preferred Securities — 1.8%

Capital Trusts — 0.7%

United Kingdom — 0.3%(o)(s)
HSBC Holdings plc, 6.37%		235	217,962
Lloyds Bank plc, 13.00%	GBP	155	331,625

			549,587

United States — 0.4%
American Express Co., Series C, 4.03%(o)(s)	USD	76	64,220
Citigroup, Inc., Series Q, 5.95%(o)(s)		105	92,400
Goldman Sachs Group, Inc. (The), Series M, 5.38%(o)(s)		123	109,931
Morgan Stanley, Series H, 5.44%(o)(s)		87	73,298
NBCUniversal Enterprise, Inc., 5.25%(e) (s)		100	100,000
Prudential Financial, Inc.(o):
5.63%, 06/15/43		44	41,347
5.87%, 09/15/42		66	64,020
USB Capital IX, 3.50%(o)(s)		31	23,095

			568,311

Total Capital Trusts — 0.7% (Cost: $1,190,318)			1,117,898

		Shares

Preferred Stocks — 0.9%

Brazil — 0.0%
Banco Bradesco SA (Preference)		114	458
Centrais Eletricas Brasileiras SA (Preference)		300	1,524
Itau Unibanco Holding SA (Preference)		8,888	39,718
Petroleo Brasileiro SA (Preference)		386	1,037

			42,737

Germany — 0.2%
Henkel AG & Co. KGaA (Preference)		3,380	270,338

Security	Shares	Value

United States — 0.7%
C3.ai, Inc., Series D (Acquired 10/07/19, cost $157,869)(a)(b)(c)	35,605	$140,996
C3.ai, Inc., Series E (Acquired 10/07/19, cost $18,130)(a)(b)(c)	4,089	16,192
Databricks, Inc., Series F (Acquired 10/22/19, cost $88,431)(a)(b)(c)	2,059	93,788
Grand Rounds, Inc., Series C (Acquired 03/31/15, cost $127,944)(a)(b)(c)	46,081	137,782
Grand Rounds, Inc., Series D (Acquired 05/01/18, cost $51,112)(a)(b)(c)	21,089	62,423
Lookout, Inc., Series F (Acquired 09/19/14-10/22/14, cost $243,061)(a)(b)(c)	21,278	235,973
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $272,246)(a)(b)(c)	44,412	245,154
SambaNova Systems, Inc. Series C (Acquired 02/19/20, cost $91,575)(a)(b)(c)	1,720	89,234
Wells Fargo & Co., Series L, 7.50%(j)(s)	57	72,619

		1,094,161

Total Preferred Stocks — 0.9% (Cost: $1,521,126)		1,407,236

Trust Preferreds — 0.2%

United States — 0.2%(o)
Citigroup Capital XIII, 8.14%, 10/30/40	5,334	136,550
GMAC Capital Trust I, Series 2, 7.48%, 02/15/40	5,860	120,189

		256,739

Total Trust Preferreds — 0.2% (Cost: $293,216)		256,739

Total Preferred Securities — 1.8% (Cost: $3,004,660)		2,781,873

	Par (000)

U.S. Government Sponsored Agency Securities — 4.8%

Mortgage-Backed Securities — 4.8%
Government National Mortgage Association, 3.50%, 04/15/50(t)	250	263,498
Uniform Mortgage-Backed Securities: 4.00%, 04/01/44 - 09/01/47	1,482	1,616,434
2.50%, 04/25/50(t)	352	364,650
3.50%, 04/25/50(t)	2,122	2,242,507
4.00%, 04/25/50(t)	2,777	2,961,059

		7,448,148

Total U.S. Government Sponsored Agency Securities — 4.8% (Cost: $7,320,245)		7,448,148

U.S. Treasury Obligations — 11.1%
U.S. Treasury Bonds, 2.38%, 11/15/49	1,499	1,867,169
U.S. Treasury Inflation Linked Notes:
0.63%, 04/15/23	766	771,315
0.50%, 04/15/24	6,661	6,757,222
0.13%, 10/15/24	892	902,730
0.13%, 01/15/30	256	263,249

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes:
1.75%, 11/15/20(g)(q)	USD	2,217	$2,239,877
1.75%, 11/15/29(g)(h)		2,053	2,254,974
1.75%, 11/15/29(q)		2,068	2,271,343

Total U.S. Treasury Obligations — 11.1% (Cost: $16,513,175)			17,327,879

Total Long-Term Investments — 88.1% (Cost: $145,784,106)			137,076,660

Short-Term Securities — 18.8%

Foreign Government Obligations — 6.1%(u)

Japan — 6.1%
Japan Treasury Discount Bills:
(0.15)%, 04/06/20	JPY	161,450	1,501,535
(0.57)%, 04/20/20		118,350	1,100,772
(0.13)%, 04/27/20		126,550	1,177,106
(0.16)%, 05/07/20		145,350	1,352,068
(0.38)%, 05/11/20		117,250	1,090,702
(0.45)%, 05/18/20		50,200	466,998
(0.44)%, 05/25/20		150,450	1,399,659
(0.41)%, 06/22/20		154,600	1,438,502

			9,527,342

Total Foreign Government Obligations — 6.1% (Cost: $9,279,816)			9,527,342

		Shares

Money Market Funds — 3.3%(v)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%		725,747	725,747
SL Liquidity Series, LLC, Money Market Series, 0.88%(w)		4,335,949	4,334,648

Total Money Market Funds — 3.3% (Cost: $5,060,149)			5,060,395

		Par (000)

Time Deposits — 0.4%

Australia — 0.0%
Brown Brothers Harriman & Co., 0.02%, 04/01/20	AUD	1	444

Canada — 0.0%
Brown Brothers Harriman & Co., 0.04%, 04/01/20	CAD	31	22,034

Denmark — 0.0%
Brown Brothers Harriman & Co., (0.58)%, 04/01/20	DKK	1	81

Europe — 0.0%
Brown Brothers Harriman & Co., (0.65)%, 04/01/20	EUR	16	17,787

Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc., (0.27)%, 04/01/20	JPY	2,595	24,133

Security	Par (000)		Value

Norway — 0.0%
Brown Brothers Harriman & Co., 0.01%, 04/01/20	NOK	4	$404

Switzerland — 0.0%
Brown Brothers Harriman & Co., (1.86)%, 04/01/20	CHF	—(x)	108

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.03%, 04/01/20	GBP	6	6,943

United States — 0.4%
Citibank NA, 0.42%, 04/01/20	USD	530	530,356

Total Time Deposits — 0.4% (Cost: $602,290)			602,290

U.S. Treasury Obligations — 9.0%
U.S. Treasury Bills(u):
0.01%, 07/23/20		1,000	999,745
0.22%, 05/12/20		1,000	999,892
0.75%, 08/20/20		1,250	1,249,572
1.12%, 05/28/20		3,500	3,499,584
1.49%, 06/11/20		500	499,910
1.53%, 05/07/20		2,000	1,999,873
1.54%, 05/14/20		3,995	3,994,630
1.55%, 05/21/20		750	749,932

Total U.S. Treasury Obligations — 9.0% (Cost: $13,971,449)			13,993,138

Total Short-Term Securities — 18.8% (Cost: $28,913,704)			29,183,165

Total Options Purchased — 0.4% (Cost: $1,067,628)			764,787

Total Investments Before Options Written, TBA Sale Commitments and Investments Sold Short — 107.3% (Cost: $175,765,438)			167,024,612

Total Options Written — (1.2)% (Premiums Received — $1,159,385)			(1,808,002)

TBA Sale Commitments — (2.0)%(t)
Government National Mortgage Association, 3.50%, 04/15/50		250	(263,498)
Uniform Mortgage-Backed Securities:
2.50%, 04/25/50		352	(364,650)
3.50%, 04/25/50		2,122	(2,242,507)
4.00%, 04/25/50		288	(307,275)

Total TBA Sale Commitments — (2.0)% (Proceeds: $3,173,293)			(3,177,930)

10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Investments Sold Short — (0.2)%

Common Stocks — (0.2)%

United States — (0.2)%
3M Co.	1,084	$(147,977)
Netflix, Inc.(b)	293	(110,021)

		(257,998)

Total Common Stocks — (0.2)% (Proceeds: $271,686)		(257,998)

Total Investments Sold Short — (0.2)% (Proceeds: $271,686)		(257,998)

Total Investments Net of Options Written, TBA Sale Commitments and Investments Sold Short — 103.9% (Cost: $171,161,074)		161,780,682

Liabilities in Excess of Other Assets — (3.9)%		(6,090,796)

Net Assets — 100.0%		$155,689,886

(a)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,539,516, representing 0.99% of its net assets as of period end, and an original cost of $1,761,560.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security, or a portion of the security, is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Convertible security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Zero-coupon bond.
(m)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(o)	Variable rate security. Rate shown is the rate in effect as of period end.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	All or a portion of the security is held by a wholly-owned subsidiary.
(r)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(s)	Perpetual security with no stated maturity date.
(t)	Represents or includes a TBA transaction.
(u)	Rates are discount rates or a range of discount rates as of period end.
(v)	Annualized 7-day yield as of period end.
(w)	Security was purchased with the cash collateral from loaned securities.
(x)	Amount is less than 500.

11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income (Expense)		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	557,532	168,215	—	725,747	$725,747	$2,239		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	2,543,737	1,792,212	—	4,335,949	4,334,648	10,889	(c)	(4,186)	239
iShares China Large-Cap ETF	4,323	8,948	(9,063)	4,208	157,968	—		(13,882)	(28,917)
iShares iBoxx $ High Yield Corporate Bond ETF(d)	—	7,100	(7,100)	—	—	—		92,633	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	1,796	—	1,796	221,824	(3,311)		152,142	63
iShares MSCI Emerging Markets ETF	10,388	—	(8,360)	2,028	69,216	—		(48,104)	(23,737)
iShares Russell 2000 ETF	1,800	2,300	(1,899)	2,201	251,926	924		(84,260)	(120,447)
iShares S&P 500 Value ETF	1,778	—	(17)	1,761	169,496	1,447		146	(59,716)

					$5,930,825	$12,188		$94,489	$(232,515)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Fund.

12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Australia 10 Year Bond	6	06/15/20	$556	$2,245
EURO STOXX 50 Index	22	06/19/20	667	53,916
MSCI Emerging Markets E-Mini Index	5	06/19/20	211	(7,542)
U.S. Treasury 10 Year Note	35	06/19/20	4,854	32,091
U.S. Treasury 10 Year Ultra Note	42	06/19/20	6,553	175,267
U.S. Treasury Ultra Bond	18	06/19/20	3,994	155,857

				411,834

Short Contracts
Euro-Bund	4	06/08/20	761	10,993
Yen Denominated Nikkei 225 Index	2	06/11/20	173	8,682
NASDAQ 100 E-Mini Index	3	06/19/20	467	(23,936)
S&P 500 E-Mini Index	34	06/19/20	4,368	(120,249)
U.S. Treasury 2 Year Note	58	06/30/20	12,782	(3,631)
U.S. Treasury 5 Year Note	24	06/30/20	3,009	(2,608)

				(130,749)

				$281,085

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	477,619	ZAR	7,087,003	Bank of America NA	04/03/20	$81,437
USD	215,912	CAD	282,000	Morgan Stanley & Co. International plc	04/16/20	15,496
USD	36,229	GBP	28,000	Deutsche Bank AG	04/16/20	1,441
USD	130,908	BRL	569,000	BNP Paribas SA	04/17/20	21,516
USD	36,237	GBP	28,000	Bank of America NA	04/23/20	1,442
USD	36,243	GBP	28,000	UBS AG	04/30/20	1,441
USD	260,072	IDR	3,622,559,189	BNP Paribas SA	04/30/20	38,534
USD	496,946	IDR	6,927,425,811	JPMorgan Chase Bank NA	04/30/20	73,299
USD	452,268	RUB	29,610,000	Bank of America NA	04/30/20	74,564
USD	436,959	BRL	1,842,000	Credit Suisse International	05/04/20	83,242
USD	452,164	IDR	6,515,681,000	JPMorgan Chase Bank NA	05/04/20	54,108
USD	450,235	MXN	8,992,000	Citibank NA	05/04/20	73,031
USD	367,000	CNY	2,566,798	Morgan Stanley & Co. International plc	05/07/20	5,232
JPY	34,836,000	USD	318,777	JPMorgan Chase Bank NA	05/08/20	5,797
USD	526,141	BRL	2,221,000	Deutsche Bank AG	05/08/20	99,763
CHF	416,000	USD	428,994	JPMorgan Chase Bank NA	05/14/20	4,156
USD	405,096	INR	29,525,000	BNP Paribas SA	06/05/20	20,592
USD	447,078	JPY	47,088,460	JPMorgan Chase Bank NA	06/05/20	7,915
GBP	61,177	EUR	67,095	JPMorgan Chase Bank NA	06/12/20	1,882
JPY	133,092,000	USD	1,219,577	Morgan Stanley & Co. International plc	06/12/20	22,023
USD	367,659	CLP	298,061,000	HSBC Bank plc	06/12/20	18,755
USD	743,776	INR	56,740,953	JPMorgan Chase Bank NA	06/15/20	5,884
GBP	122,293	EUR	134,322	Morgan Stanley & Co. International plc	06/17/20	3,525
GBP	122,221	EUR	134,000	JPMorgan Chase Bank NA	06/18/20	3,787
GBP	122,090	EUR	134,000	Morgan Stanley & Co. International plc	06/18/20	3,625
JPY	31,720,828	EUR	266,832	Bank of America NA	06/18/20	824
USD	161,370	ZAR	2,517,000	Citibank NA	06/18/20	22,079
JPY	57,491,764	USD	534,249	Morgan Stanley & Co. International plc	06/19/20	2,232
JPY	58,296,346	EUR	491,000	Deutsche Bank AG	06/25/20	842
AUD	638,000	USD	379,344	UBS AG	06/26/20	13,172

13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	467,000	USD	505,413	Barclays Bank plc	06/26/20	$11,327

						772,963

ZAR	7,087,003	USD	487,981	HSBC Bank plc	04/03/20	(91,799)
AUD	400,000	USD	278,866	UBS AG	04/09/20	(32,818)
GBP	494,000	USD	645,983	HSBC Bank plc	04/09/20	(32,332)
GBP	808,000	USD	1,053,432	JPMorgan Chase Bank NA	04/16/20	(49,539)
BRL	778,000	USD	185,326	Deutsche Bank AG	04/17/20	(35,753)
GBP	808,000	USD	1,053,684	JPMorgan Chase Bank NA	04/23/20	(49,605)
GBP	806,000	USD	1,051,470	JPMorgan Chase Bank NA	04/30/20	(49,689)
IDR	4,863,338,000	USD	297,634	JPMorgan Chase Bank NA	04/30/20	(216)
RUB	10,363,500	USD	158,949	BNP Paribas SA	04/30/20	(26,753)
RUB	19,246,500	USD	296,100	JPMorgan Chase Bank NA	04/30/20	(50,592)
BRL	1,842,000	USD	448,830	Credit Suisse International	05/04/20	(95,114)
IDR	6,515,681,000	USD	455,483	JPMorgan Chase Bank NA	05/04/20	(57,427)
MXN	8,992,000	USD	457,422	Goldman Sachs International	05/04/20	(80,218)
HKD	122,000	USD	15,737	JPMorgan Chase Bank NA	05/07/20	(4)
KRW	655,629,000	USD	554,678	JPMorgan Chase Bank NA	05/07/20	(16,214)
MXN	3,500,000	USD	185,262	Barclays Bank plc	05/07/20	(38,506)
MXN	7,023,000	USD	372,506	Citibank NA	05/07/20	(78,030)
RUB	23,712,000	USD	371,954	Bank of America NA	05/07/20	(69,690)
RUB	11,798,000	USD	184,488	BNP Paribas SA	05/07/20	(34,096)
USD	315,000	HKD	2,447,625	BNP Paribas SA	05/07/20	(665)
USD	614,000	HKD	4,771,026	Morgan Stanley & Co. International plc	05/07/20	(1,309)
ZAR	3,542,000	USD	239,470	Barclays Bank plc	05/07/20	(42,501)
BRL	794,000	USD	185,298	Credit Suisse International	05/08/20	(32,869)
BRL	808,000	USD	185,470	Deutsche Bank AG	05/08/20	(30,353)
EUR	789,000	USD	880,471	JPMorgan Chase Bank NA	05/08/20	(9,015)
USD	557,223	EUR	509,000	Morgan Stanley & Co. International plc	05/08/20	(4,972)
USD	318,939	JPY	34,836,000	Deutsche Bank AG	05/08/20	(5,636)
HKD	122,000	USD	15,737	JPMorgan Chase Bank NA	05/14/20	(3)
USD	932,000	HKD	7,241,174	Morgan Stanley & Co. International plc	05/14/20	(1,859)
BRL	811,000	USD	187,190	Credit Suisse International	05/15/20	(31,572)
MXN	3,523,000	USD	187,155	Citibank NA	05/15/20	(39,610)
RUB	11,964,000	USD	186,617	BNP Paribas SA	05/15/20	(34,342)
JPY	47,524,905	USD	447,000	Deutsche Bank AG	06/04/20	(3,785)
USD	427,979	JPY	47,524,905	Citibank NA	06/04/20	(15,237)
JPY	57,000,920	USD	536,000	Citibank NA	06/05/20	(4,391)
USD	89,137	JPY	9,912,460	Citibank NA	06/05/20	(3,310)
JPY	45,406,000	USD	425,145	Goldman Sachs International	06/11/20	(1,574)
USD	409,026	JPY	45,406,000	Citibank NA	06/11/20	(14,545)
EUR	562,000	USD	635,616	Goldman Sachs International	06/12/20	(14,075)
USD	132,390	JPY	14,695,726	Citibank NA	06/12/20	(4,704)
USD	1,076,134	JPY	118,396,274	UBS AG	06/12/20	(28,371)
EUR	330,000	USD	369,807	Deutsche Bank AG	06/18/20	(4,766)
JPY	62,222,400	USD	597,245	Deutsche Bank AG	06/18/20	(16,643)
USD	393,353	JPY	43,650,400	Citibank NA	06/18/20	(13,952)
USD	173,167	JPY	18,572,000	Goldman Sachs International	06/18/20	(130)
EUR	598,000	USD	683,631	Goldman Sachs International	06/19/20	(22,108)
JPY	41,803,000	USD	399,073	Goldman Sachs International	06/19/20	(8,991)
NOK	2,594,000	USD	268,653	JPMorgan Chase Bank NA	06/19/20	(19,071)
USD	387,854	JPY	41,803,000	HSBC Bank plc	06/19/20	(2,228)
USD	571,931	JPY	62,218,417	HSBC Bank plc	06/22/20	(8,725)
USD	348,199	INR	27,452,000	JPMorgan Chase Bank NA	06/24/20	(8,348)
JPY	70,740,000	USD	664,459	Deutsche Bank AG	06/25/20	(4,197)

						(1,322,252)

Net Unrealized Depreciation						$(549,289)

14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
CAD Currency	One-Touch	Citibank NA	05/04/20	JPY	84.00	CAD	84.00	CAD	25	$501
CAD Currency	One-Touch	UBS AG	05/04/20	JPY	84.00	CAD	84.00	CAD	48	962
EUR Currency	Up and In	Bank of America NA	05/25/20	CHF	1.16	CHF	1.16	EUR	10	188
EUR Currency	Up and In	Bank of America NA	05/25/20	CHF	1.16	CHF	1.16	EUR	14	263
AUD Currency	One-Touch	JPMorgan Chase Bank NA	06/08/20	JPY	76.00	AUD	76.00	AUD	56	389
USD Currency	One-Touch	Standard Chartered Bank	06/16/20	CNH	6.70	CNH	—	USD	36	2,639
EUR Currency	One-Touch	Goldman Sachs International	08/13/20	USD	1.05	EUR	1.05	EUR	20	2,650
EUR Currency	Up and In	Bank of America NA	08/25/20	CHF	1.17	CHF	1.17	EUR	10	428
EUR Currency	Up and In	Bank of America NA	08/25/20	CHF	1.17	CHF	1.17	EUR	14	599

										$8,619

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	2	04/03/20	USD	270.00	USD	52	$137
BP plc	49	04/17/20	USD	39.00	USD	120	74
Invesco QQQ Trust, Series 1	6	04/17/20	USD	225.00	USD	114	54
Invesco QQQ Trust, Series 1	24	04/17/20	USD	220.00	USD	457	360
iShares China Large-Cap ETF	92	04/17/20	USD	45.00	USD	345	230
Marathon Petroleum Corp.	53	04/17/20	USD	62.50	USD	125	318
S&P 500 Index	77	04/17/20	USD	3,144.57	USD	199	3
SPDR S&P 500 ETF Trust	14	04/17/20	USD	260.00	USD	361	12,005
SPDR S&P 500 ETF Trust	18	04/17/20	USD	290.00	USD	464	576
SPDR S&P 500 ETF Trust	30	04/17/20	USD	315.00	USD	773	165
SPDR S&P 500 ETF Trust	39	04/17/20	USD	323.00	USD	1,005	176
SPDR S&P 500 ETF Trust	49	04/17/20	USD	320.00	USD	1,263	221
SPDR S&P 500 ETF Trust	344	04/17/20	USD	346.00	USD	8,867	516
UnitedHealth Group, Inc.	15	04/17/20	USD	260.00	USD	374	12,225
SPDR S&P 500 ETF Trust	18	04/24/20	USD	310.00	USD	464	216
CVS Health Corp.	7	05/15/20	USD	65.00	USD	42	1,173
Invesco QQQ Trust, Series 1	14	05/15/20	USD	230.00	USD	267	406
Microsoft Corp.	8	05/15/20	USD	170.00	USD	126	4,440
ServiceNow, Inc.	5	05/15/20	USD	350.00	USD	143	2,175
SPDR S&P 500 ETF Trust	61	05/15/20	USD	270.00	USD	1,572	52,735
Alphabet, Inc.	1	06/19/20	USD	1,400.00	USD	116	1,100
Charter Communications, Inc.	4	06/19/20	USD	540.00	USD	175	1,880
Costco Wholesale Corp.	3	06/19/20	USD	300.00	USD	86	4,230
Exxon Mobil Corp.	31	06/19/20	USD	62.50	USD	118	217
Facebook, Inc.	9	06/19/20	USD	205.00	USD	150	1,409
Fortive Corp.	9	06/19/20	USD	60.00	USD	50	3,285
NXP Semiconductors NV	9	06/19/20	USD	95.00	USD	75	2,952
salesforce.com, Inc.	11	06/19/20	USD	185.00	USD	158	1,133
SPDR S&P 500 ETF Trust	15	06/19/20	USD	328.00	USD	387	278
Amazon.com, Inc.	1	07/17/20	USD	2,100.00	USD	195	8,620
Autodesk, Inc.	10	07/17/20	USD	200.00	USD	156	3,420
Comcast Corp.	44	07/17/20	USD	42.50	USD	151	4,092
Invesco QQQ Trust, Series 1	15	07/17/20	USD	228.00	USD	286	2,115
SPDR S&P 500 ETF Trust	26	07/17/20	USD	285.00	USD	670	17,472
VMware, Inc.	15	07/17/20	USD	140.00	USD	182	8,700
Boston Scientific Corp.	25	08/21/20	USD	35.00	USD	82	5,775
Home Depot, Inc. (The)	20	08/21/20	USD	185.00	USD	373	45,500
L3Harris Technologies, Inc.	4	08/21/20	USD	200.00	USD	72	5,440
PPG Industries, Inc.	9	08/21/20	USD	95.00	USD	75	3,915
Capital One Financial Corp.	15	09/18/20	USD	60.00	USD	76	6,195
SPDR S&P 500 ETF Trust	8	09/30/20	USD	294.00	USD	206	5,476

15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
SPDR S&P 500 ETF Trust	34	12/18/20	USD	290.00	USD	876	$37,570

							258,979

Put
iShares iBoxx $ High Yield Corporate Bond ETF	10	04/17/20	USD	87.00	USD	77	10,350
iShares iBoxx $ High Yield Corporate Bond ETF	42	04/17/20	USD	88.00	USD	324	47,670

							58,020

							$ 316,999

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Apple, Inc.	Morgan Stanley & Co. International plc	900	04/17/20	USD	270.00	USD	229	$3,870
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	317	04/17/20	USD	135.00	USD	28	17
Hess Corp.	Nomura International plc	3,192	04/17/20	USD	60.00	USD	106	1,117
Lowe’s Cos., Inc.	Nomura International plc	1,939	04/17/20	USD	125.00	USD	167	192
SPDR Gold Shares(a)	Societe Generale SA	4,119	04/17/20	USD	149.00	USD	610	12,172
USD Currency	Morgan Stanley & Co. International plc	—	04/28/20	CNH	7.05	USD	1,119	11,330
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	2,993	05/01/20	USD	160.00	USD	443	3,786
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	6,078	05/01/20	USD	155.00	USD	900	12,794
Agilent Technologies, Inc.	Nomura International plc	2,709	05/15/20	USD	87.50	USD	194	2,343
Alibaba Group Holding Ltd.	Societe Generale SA	1,058	05/15/20	USD	230.00	USD	206	661
SPDR Gold Shares(a)	Societe Generale SA	6,546	05/15/20	USD	151.00	USD	969	27,002
S&P 500 Index	Goldman Sachs International	79	06/02/20	USD	3,113.65	USD	204	242
Eli Lilly & Co.	Citibank NA	1,384	06/19/20	USD	142.00	USD	192	11,054
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	317	06/19/20	USD	135.00	USD	28	254
SPDR Gold Shares(a)	Societe Generale SA	10,692	06/19/20	USD	151.00	USD	1,583	60,677
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	5,027	06/30/20	USD	160.00	USD	744	17,846
SPDR S&P 500 ETF Trust	Morgan Stanley & Co. International plc	4,400	06/18/21	USD	360.00	USD	1,134	6,380

								171,737

Put
USD Currency	Bank of America NA	—	04/06/20	JPY	103.50	USD	760	673
USD Currency	Morgan Stanley & Co. International plc	—	04/22/20	JPY	108.25	USD	1,487	23,806
EUR Currency	UBS AG	—	04/23/20	JPY	120.00	EUR	824	16,726
USD Currency	HSBC Bank plc	—	04/27/20	JPY	106.75	USD	1,348	15,259
USD Currency	Bank of America NA	—	04/30/20	RUB	63.00	USD	436	51
USD Currency	Bank of America NA	—	05/04/20	IDR	14,000.00	USD	436	195
USD Currency	Citibank NA	—	05/04/20	MXN	19.00	USD	436	163
USD Currency	Citibank NA	—	05/04/20	ZAR	14.40	USD	873	151
USD Currency	Citibank NA	—	05/04/20	TRY	5.70	USD	873	184
USD Currency	JPMorgan Chase Bank NA	—	05/04/20	BRL	3.93	USD	436	1
EUR Currency	UBS AG	—	05/08/20	USD	1.09	EUR	5,150	35,578
USD Currency	Morgan Stanley & Co. International plc	—	05/26/20	JPY	108.00	USD	378	7,739
USD Currency	BNP Paribas SA	—	06/18/20	JPY	108.00	USD	1,647	38,371
USD Currency	Morgan Stanley & Co. International plc	—	07/09/20	JPY	103.00	USD	1,406	16,918
EUR Currency	Bank of America NA	—	07/23/20	USD	1.12	EUR	259	6,805
EUR Currency	Citibank NA	—	08/19/20	USD	1.07	EUR	823	8,647
EUR Currency	HSBC Bank plc	—	08/19/20	JPY	116.50	EUR	494	10,774

								182,041

								$353,778

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.08%	Semi-Annual	Bank of America NA	08/13/20	1.08%	USD	1,025	$45,284

Put
10-Year Interest Rate Swap	1.88%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	04/08/20	1.88	USD	1,835	—
10-Year Interest Rate Swap(a)	1.80%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	08/11/20	1.80	USD	1,899	1,402
10-Year Interest Rate Swap(a)	2.08%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/13/20	2.08	USD	1,025	337

										1,739

										$ 47,023

(a)	Forward settling swaption.

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2Y-10Y CMS Index Cap	0.50%	Morgan Stanley & Co. International plc	05/06/20	USD	18,139	$2,848	$8,163	$(5,315)
2Y-10Y CMS Index Cap	0.50	Goldman Sachs International	08/27/20	USD	14,948	35,520	38,117	(2,597)

						$38,368	$46,280	$(7,912)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
SPDR Gold Shares(a)	Up and In	Societe Generale SA	7,402	06/19/20	USD	161.00	USD	161.00	USD	1,096	$(21,984)

Put
USD Currency	Down and In	Bank of America NA	—	04/06/20	JPY	100.00	JPY	96.50	USD	760	$(122)
S&P 500 Index	One-Touch	Goldman Sachs International	79	06/02/20	USD	2,871.81	USD	2,569.51	USD	204	(23,106)

											(23,228)

											$(45,212)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
HCA Healthcare, Inc.	6	04/03/20	USD	157.50	USD	54	$(270)
Amazon.com, Inc.	1	04/17/20	USD	2,100.00	USD	195	(1,373)
Anthem, Inc.	6	04/17/20	USD	330.00	USD	136	(360)
Apple, Inc.	9	04/17/20	USD	325.00	USD	229	(41)
Becton Dickinson and Co.	7	04/17/20	USD	270.00	USD	161	(280)

17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Gilead Sciences, Inc.	14	04/17/20	USD	80.00	USD	105	$(3,920)
Marathon Petroleum Corp.	23	04/17/20	USD	67.50	USD	54	(276)
Mastercard, Inc.	6	04/17/20	USD	345.00	USD	145	(303)
SPDR S&P 500 ETF Trust	3	04/17/20	USD	286.00	USD	77	(156)
SPDR S&P 500 ETF Trust	39	04/17/20	USD	333.00	USD	1,005	(78)
UnitedHealth Group, Inc.	6	04/17/20	USD	320.00	USD	150	(18)
Walmart, Inc.	16	04/17/20	USD	125.00	USD	182	(808)
Abbott Laboratories	9	06/19/20	USD	90.00	USD	71	(2,322)
DR Horton, Inc.	10	08/21/20	USD	47.50	USD	34	(1,245)
Home Depot, Inc. (The)	20	08/21/20	USD	220.00	USD	373	(14,400)
Lennar Corp.	8	08/21/20	USD	50.00	USD	31	(2,020)
SPDR S&P 500 ETF Trust	8	09/30/20	USD	253.00	USD	206	(21,200)
SPDR S&P 500 ETF Trust	42	09/30/20	USD	230.00	USD	1,083	(176,127)

							(225,197)

Put
Amazon.com, Inc.	1	04/17/20	USD	1,800.00	USD	195	(2,115)
Anthem, Inc.	6	04/17/20	USD	230.00	USD	136	(8,700)
Apple, Inc.	5	04/17/20	USD	265.00	USD	127	(8,213)
Becton Dickinson and Co.	7	04/17/20	USD	230.00	USD	161	(5,880)
Invesco QQQ Trust, Series 1	9	04/17/20	USD	180.00	USD	171	(4,320)
iShares iBoxx $ High Yield Corporate Bond ETF	17	04/17/20	USD	83.00	USD	131	(10,923)
Marathon Petroleum Corp.	9	04/17/20	USD	52.50	USD	21	(26,438)
Mastercard, Inc.	6	04/17/20	USD	280.00	USD	145	(23,550)
Merck & Co., Inc.	23	04/17/20	USD	75.00	USD	177	(3,922)
Microsoft Corp.	16	04/17/20	USD	165.00	USD	252	(16,960)
NextEra Energy, Inc.	7	04/17/20	USD	250.00	USD	168	(10,955)
PPG Industries, Inc.	16	04/17/20	USD	105.00	USD	134	(34,080)
Raytheon Co.	3	04/17/20	USD	160.00	USD	39	(8,925)
SPDR S&P 500 ETF Trust	7	04/17/20	USD	300.00	USD	180	(30,643)
Target Corp.	8	04/17/20	USD	100.00	USD	74	(7,420)
UnitedHealth Group, Inc.	6	04/17/20	USD	230.00	USD	150	(4,395)
UnitedHealth Group, Inc.	15	04/17/20	USD	220.00	USD	374	(7,875)
VMware, Inc.	12	04/17/20	USD	140.00	USD	145	(22,320)
SPDR S&P 500 ETF Trust	18	04/24/20	USD	220.00	USD	464	(6,831)
CVS Health Corp.	7	05/15/20	USD	55.00	USD	42	(1,670)
Microsoft Corp.	8	05/15/20	USD	140.00	USD	126	(4,240)
Raytheon Co.	3	05/15/20	USD	170.00	USD	39	(12,218)
ServiceNow, Inc.	5	05/15/20	USD	260.00	USD	143	(7,275)
SPDR S&P 500 ETF Trust	7	05/15/20	USD	290.00	USD	180	(24,836)
SPDR S&P 500 ETF Trust	61	05/15/20	USD	220.00	USD	1,572	(39,132)
Alphabet, Inc.	1	06/19/20	USD	1,040.00	USD	116	(4,240)
Capital One Financial Corp	15	06/19/20	USD	42.50	USD	76	(5,925)
Charter Communications, Inc.	4	06/19/20	USD	390.00	USD	175	(7,180)
Exxon Mobil Corp.	31	06/19/20	USD	55.00	USD	118	(52,933)
Facebook, Inc.	9	06/19/20	USD	170.00	USD	150	(13,838)
Fortive Corp	9	06/19/20	USD	45.00	USD	50	(1,485)
Netflix, Inc.	3	06/19/20	USD	240.00	USD	113	(941)
NXP Semiconductors NV	9	06/19/20	USD	70.00	USD	75	(3,762)
salesforce.com, Inc.	11	06/19/20	USD	135.00	USD	158	(10,010)
SPDR S&P 500 ETF Trust	15	06/19/20	USD	250.00	USD	387	(26,138)
SPDR S&P 500 ETF Trust	26	06/19/20	USD	210.00	USD	670	(18,850)
Amazon.com, Inc.	1	07/17/20	USD	1,520.00	USD	195	(3,398)
Autodesk, Inc	10	07/17/20	USD	140.00	USD	156	(11,075)
Comcast Corp.	44	07/17/20	USD	32.50	USD	151	(12,298)
Invesco QQQ Trust, Series 1	7	07/17/20	USD	160.00	USD	133	(5,005)
VMware, Inc.	15	07/17/20	USD	100.00	USD	182	(8,475)
Walt Disney Co. (The)	15	07/17/20	USD	90.00	USD	145	(13,125)
Boston Scientific Corp.	25	08/21/20	USD	26.00	USD	82	(3,125)
Home Depot, Inc. (The)	18	08/21/20	USD	135.00	USD	336	(10,350)
L3Harris Technologies, Inc.	4	08/21/20	USD	145.00	USD	72	(3,960)
PPG Industries, Inc.	9	08/21/20	USD	70.00	USD	75	(4,275)
SPDR S&P 500 ETF Trust	8	09/30/20	USD	253.00	USD	206	(19,296)
SPDR S&P 500 ETF Trust	8	09/30/20	USD	190.00	USD	206	(6,240)

18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
SPDR S&P 500 ETF Trust	34	09/30/20	USD	205.00	USD	876	$(35,836)
SPDR S&P 500 ETF Trust	42	09/30/20	USD	230.00	USD	1,083	(69,384)

							(684,980)

							$(910,177)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Apple, Inc.	Morgan Stanley & Co. International plc	900	04/17/20	USD	290.00	USD	229	$(743)
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	317	04/17/20	USD	150.00	USD	28	(2)
Hess Corp.	Nomura International plc	3,192	04/17/20	USD	70.00	USD	106	(575)
Lowe’s Cos., Inc.	Nomura International plc	1,939	04/17/20	USD	135.00	USD	167	(45)
SPDR Gold Shares(a)	Societe Generale SA	2,472	04/17/20	USD	159.00	USD	366	(1,879)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	1,089	05/01/20	USD	170.00	USD	161	(572)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	2,210	05/01/20	USD	165.00	USD	327	(1,746)
SPDR Gold Shares(a)	Societe Generale SA	3,273	05/15/20	USD	161.00	USD	485	(5,646)
Comcast Corp.	Citibank NA	8,555	06/19/20	USD	40.00	USD	294	(8,427)
Eli Lilly & Co.	Citibank NA	1,384	06/19/20	USD	153.00	USD	192	(4,442)
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	317	06/19/20	USD	150.00	USD	28	(519)
Roche Holding AG	BNP Paribas SA	306	06/19/20	CHF	360.00	CHF	96	(667)
Sanofi	Barclays Bank plc	753	06/19/20	EUR	96.00	EUR	60	(272)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	1,676	06/30/20	USD	175.00	USD	248	(2,631)

								(28,166)

Put
TOPIX Banks Index	Morgan Stanley & Co. International plc	161,095	04/10/20	JPY	157.82	JPY	17,645	(72,350)
Apple, Inc.	Morgan Stanley & Co. International plc	900	04/17/20	USD	200.00	USD	229	(1,422)
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	317	04/17/20	USD	95.00	USD	28	(2,741)
Hess Corp.	Nomura International plc	3,192	04/17/20	USD	52.50	USD	106	(58,493)
USD Currency	Deutsche Bank AG	—	04/22/20	JPY	104.00	USD	1,487	(7,448)
USD Currency	Morgan Stanley & Co. International plc	—	04/27/20	JPY	106.75	USD	1,348	(15,259)
USD Currency	Morgan Stanley & Co. International plc	—	04/28/20	CNH	6.85	USD	1,119	(445)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	3,315	05/01/20	USD	140.00	USD	491	(4,382)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	1,633	05/01/20	USD	145.00	USD	242	(4,691)
Agilent Technologies, Inc.	Nomura International plc	1,806	05/15/20	USD	77.50	USD	129	(14,739)
Alibaba Group Holding Ltd.	Societe Generale SA	894	05/15/20	USD	190.00	USD	174	(7,587)
SPDR Gold Shares(a)	Societe Generale SA	3,273	05/15/20	USD	141.00	USD	485	(7,020)
USD Currency	Morgan Stanley & Co. International plc	—	05/26/20	JPY	103.00	USD	378	(2,907)
USD Currency	Morgan Stanley & Co. International plc	—	06/18/20	JPY	102.00	USD	1,647	(14,131)
Eli Lilly & Co.	Citibank NA	1,384	06/19/20	USD	126.00	USD	192	(7,662)
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	317	06/19/20	USD	100.00	USD	28	(5,125)
Roche Holding AG	Barclays Bank plc	306	06/19/20	CHF	290.00	CHF	96	(3,233)
Sanofi	Barclays Bank plc	753	06/19/20	EUR	80.00	EUR	60	(5,274)
SPDR Gold Shares(a)	Societe Generale SA	7,402	06/19/20	USD	141.00	USD	1,096	(26,011)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	3,351	06/30/20	USD	145.00	USD	496	(18,538)
USD Currency	Morgan Stanley & Co. International plc	—	07/09/20	JPY	97.00	USD	1,406	(8,318)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	3,762	09/11/20	JPY	3,820.96	JPY	9,868	(42,469)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	3,764	12/11/20	JPY	3,786.60	JPY	9,873	(44,217)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	4,226	03/12/21	JPY	3,400.00	JPY	11,085	(38,879)
TOPIX Banks Index	BNP Paribas SA	108,940	03/12/21	JPY	131.00	JPY	11,932	(27,977)

19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
EURO STOXX Banks Index	Barclays Bank plc	2,482	06/18/21	EUR	103.00	EUR	135	$(140,830)
EURO STOXX Banks Index	UBS AG	2,527	09/17/21	EUR	103.00	EUR	137	(144,185)

								(726,333)

								$(754,499)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.88%	Semi-Annual	Bank of America NA	08/13/20	0.88%	USD	4,871	$(54,607)
					Morgan Stanley & Co.
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.68%	Semi-Annual	International plc	09/10/20	0.68	USD	154	(3,155)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.66%	Semi-Annual	JPMorgan Chase Bank NA	09/23/20	0.66	USD	374	(7,558)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.76%	Semi-Annual	Deutsche Bank AG	09/25/20	0.76	USD	187	(4,707)

										(70,027)

Put
2-Year Interest Rate Swap	1.57%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/06/20	1.57	USD	2,276	—
2-Year Interest Rate Swap	1.67%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	04/08/20	1.67	USD	8,670	—
2-Year Interest Rate Swap(a)	1.88%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/13/20	1.88	USD	5,127	—
					Morgan Stanley & Co.
10-Year Interest Rate Swap(a)	0.68%	Semi-Annual	3 month LIBOR	Quarterly	International plc	09/10/20	0.68	USD	154	(3,681)
10-Year Interest Rate Swap(a)	0.66%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	09/23/20	0.66	USD	374	(9,456)
10-Year Interest Rate Swap(a)	0.76%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	09/25/20	0.76	USD	187	(3,764)
10-Year Interest Rate Swap(a)	2.00%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	02/11/22	2.00	USD	1,899	(11,186)

										(28,087)

										$(98,114)

(a)	Forward settling swaption.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	USD	6,863	$21,547	$(144,111)	$165,658
CDX.NA.HY.34.V1	5.00	Quarterly	06/20/25	USD	491	30,691	23,092	7,599

						$52,238	$(121,019)	$173,257

20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR. CROSSOVER.32.V1	5.00%	Quarterly	12/20/24	CCC+	EUR	170	$(3,528)	$24,135	$(27,663)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3 month BA	Semi-Annual	1.91%	Semi-Annual	07/09/21	CAD	231	$2,418	$—	$2,418
3 month BA	Semi-Annual	1.91%	Semi-Annual	07/09/21	CAD	5,597	58,769	—	58,769
1.06%	Semi-Annual	3 month LIBOR	Quarterly	03/27/22	USD	11,894	(146,329)	—	(146,329)
3 month LIBOR	Quarterly	1.21%	Semi-Annual	03/27/22	USD	1,727	26,423	—	26,423
3 month LIBOR	Quarterly	1.21%	Semi-Annual	03/27/22	USD	1,727	26,423	—	26,423
1.60%	Semi-Annual	3 month LIBOR	Quarterly	01/24/25	USD	3,507	(181,661)	46	(181,707)
3 month LIBOR	Quarterly	1.75%	Semi-Annual	11/08/29	USD	595	61,398	—	61,398
1.05%	Semi-Annual	3 month LIBOR	Quarterly	03/26/30	USD	1,203	(40,283)	—	(40,283)
1.09%	Semi-Annual	3 month LIBOR	Quarterly	03/27/30	USD	2,688	(100,444)	—	(100,444)
3 month LIBOR	Quarterly	1.29%	Semi-Annual	03/27/30	USD	310	17,696	—	17,696
3 month LIBOR	Quarterly	1.29%	Semi-Annual	03/27/30	USD	310	17,696	—	17,696

							$(257,894)	$46	$(257,940)

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid /(Received) by the Fund (a)		Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	USD	(2,864)	Citibank NA	06/22/20	USD	3	$(21,100)	$—	$(21,100)
S&P 500 Index Annual Dividend Future December 2020	USD	35,981	Goldman Sachs International	12/18/20	USD	36	(4,519)	—	(4,519)
GSCBBL8X	USD	154,285	Goldman Sachs International	01/22/21	USD	154	(13,760)	—	(13,760)
GSCBBL8X	USD	201,208	Goldman Sachs International	01/25/21	USD	201	(14,129)	—	(14,129)
S&P 500 Index Annual Dividend Future December 2021	USD	48,550	BNP Paribas SA	12/17/21	USD	49	(11,050)	—	(11,050)

							$(64,558)	$—	$(64,558)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Citibank NA	01/25/21 - 02/27/23	$(88,324)	$(13,329	)(b)	$(99,564)	0.1%
	JPMorgan Chase Bank NA	02/08/23	(114,479)	11,387	(c)	(102,700)	0.1

				$(1,942)		$(202,264)

(a)

The Fund receives or pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 1-600 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

USD 1 Week

USD 1 Month

USD Overnight Bank Funding Rate

(b)	Amount includes $(2,089) of net dividends and financing fees.
(c)	Amount includes $(392) of net dividends and financing fees.

The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of March 31, 2020, expiration dates 01/25/21 — 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Short

China
58.com, Inc., ADR	(19)	$(926)	0.9%
China Communications Services Corp. Ltd., Class H	(2,000)	(1,438)	1.4
China Eastern Airlines Corp. Ltd., Class H	(4,000)	(1,370)	1.4
China Everbright International Ltd.	(5,000)	(2,843)	2.9
China International Capital Corp. Ltd., Class H	(400)	(640)	0.6
China Molybdenum Co. Ltd., Class H	(6,000)	(1,649)	1.7
China Vanke Co. Ltd., Class H	(400)	(1,303)	1.3
Longfor Group Holdings Ltd.	(1,000)	(4,813)	4.8
Luckin Coffee, Inc., ADR	(52)	(1,414)	1.4
Pinduoduo, Inc., ADR	(9)	(324)	0.3
Ping An Healthcare and Technology Co. Ltd.	(300)	(2,762)	2.8
Prosus NV	(95)	(6,617)	6.7
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	(1,000)	(3,243)	3.3
Xiaomi Corp., Class B	(5,400)	(7,170)	7.2
ZTE Corp., Class H	(600)	(1,831)	1.8
ZTO Express Cayman, Inc., ADR .	(130)	(3,442)	3.5

		(41,785)

Denmark
Danske Bank A/S	(156)	(1,736)	1.8

Germany
Deutsche Bank AG	(205)	(1,303)	1.3
Porsche Automobil Holding SE (Preference)	(28)	(1,171)	1.2
Volkswagen AG	(5)	(656)	0.7

		(3,130)

Hong Kong
Sino Biopharmaceutical Ltd.	(2,000)	(2,610)	2.6

	Shares	Value	% of Basket Value

Japan
Z Holdings Corp.	(200)	$(638)	0.6%

Macau
Galaxy Entertainment Group Ltd. .	(1,000)	(5,267)	5.3

Poland
Polskie Gornictwo Naftowe i
Gazownictwo SA	(860)	(710)	0.7

South Korea
Celltrion Healthcare Co. Ltd.	(101)	(7,368)	7.4
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(47)	(2,987)	3.0
LG Display Co. Ltd.	(82)	(737)	0.7
Lotte Corp.	(142)	(2,781)	2.8

		(13,873)

Sweden
Svenska Handelsbanken AB, Class A	(276)	(2,276)	2.3
Swedbank AB, Class A	(265)	(2,923)	2.9

		(5,199)

Switzerland
Schindler Holding AG	(5)	(1,094)	1.1

Taiwan
China Steel Corp.	(1,000)	(626)	0.6

United States
Archer-Daniels-Midland Co.	(95)	(3,342)	3.4
Blackstone Group, Inc. (The), Class A	(5)	(228)	0.2
Diamondback Energy, Inc.	(31)	(812)	0.8
Marriott International, Inc., Class A	(81)	(6,060)	6.1
Occidental Petroleum Corp.	(192)	(2,224)	2.2
Southwest Airlines Co.	(31)	(1,104)	1.1
Sprint Corp.	(316)	(2,724)	2.7
T. Rowe Price Group, Inc.	(8)	(781)	0.8

22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio

	Shares	Value	% of Basket Value
United States (continued)
T-Mobile US, Inc.	(67)	$(5,621)	5.7%

		(22,896)

Total Reference Entity — Short		(99,564)

Net Value of Reference Entity — Citibank NA		$(99,564)

The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of March 31, 2020, expiration date 02/08/2023:

Reference Entity — Short

Australia
Insurance Australia Group Ltd.	(404)	$(1,524)	1.5
Sydney Airport	(107)	(370)	0.4
Transurban Group	(484)	(3,605)	3.5

		(5,499)

Brazil
Atacadao SA	(100)	(393)	0.4
Lojas Americanas SA (Preference)	(73)	(255)	0.3
Magazine Luiza SA	(621)	(4,706)	4.6
Suzano SA	(924)	(6,379)	6.2
TIM Participacoes SA	(300)	(726)	0.7
WEG SA	(199)	(1,282)	1.2

		(13,741)

China
Aluminum Corp. of China Ltd., Class H	(6,000)	(1,179)	1.2
Autohome, Inc., ADR	(44)	(3,125)	3.1
China Everbright International Ltd.	(4,000)	(2,274)	2.2
China Gas Holdings Ltd.	(600)	(2,075)	2.0
China Jinmao Holdings Group Ltd.	(6,000)	(3,825)	3.7
China Southern Airlines Co. Ltd., Class H	(16,000)	(6,781)	6.6
China State Construction International Holdings Ltd.	(10,000)	(7,334)	7.1
Dongfeng Motor Group Co. Ltd., Class H	(2,000)	(1,302)	1.3
Geely Automobile Holdings Ltd.	(2,000)	(2,902)	2.8
iQIYI, Inc., ADR	(389)	(6,924)	6.7
Shenzhou International Group Holdings Ltd.	(100)	(1,049)	1.0

	Shares	Value	% of Basket Value
China (continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	(200)	$(172)	0.2%

		(38,942)

Japan
Kajima Corp.	(200)	(2,044)	2.0
Sony Financial Holdings, Inc.	(200)	(3,359)	3.3

		(5,403)

Netherlands
Heineken NV	(15)	(1,273)	1.2

Poland

mBank SA	(9)	(481)	0.4
Santander Bank Polska SA	(19)	(792)	0.8

		(1,273)

Singapore
Jardine Cycle & Carriage Ltd.	(200)	(2,750)	2.7

South Africa
Capitec Bank Holdings Ltd.	(40)	(1,968)	1.9
Pepkor Holdings Ltd.	(329)	(199)	0.2
Shoprite Holdings Ltd.	(551)	(3,851)	3.7
Vodacom Group Ltd.	(275)	(1,799)	1.8

		(7,817)

South Korea
Amorepacific Corp.	(7)	(197)	0.2
Hyundai Steel Co.	(273)	(3,991)	3.9
Lotte Corp.	(32)	(627)	0.6
Samsung C&T Corp.	(29)	(2,116)	2.0

		(6,931)

United Kingdom
Tesco plc	(395)	(1,115)	1.1

United States
Conagra Brands, Inc.	(160)	(4,694)	4.6
DISH Network Corp., Class A	(14)	(280)	0.3
Fox Corp., Class A	(266)	(6,193)	6.0
Hilton Worldwide Holdings, Inc.	(44)	(3,003)	2.9
Hormel Foods Corp.	(21)	(980)	1.0
Roper Technologies, Inc.	(9)	(2,806)	2.7

		(17,956)

Total Reference Entity — Short		(102,700)

Net Value of Reference Entity — JPMorgan Chase Bank NA		$(102,700)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 month LIBOR	London Interbank Offered Rate	0.99%
3 month BA	Canadian Bankers Acceptances	1.25
3 month LIBOR	London Interbank Offered Rate	1.45

SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (unaudited) (continued) March 31,2020	BlackRock Global Allocation Portfolio

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

RUB	New Russian Ruble

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts

BA	Canadian Bankers Acceptances

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

NASDAQ	National Association of Securities Dealers Automated

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depositary Receipts

TBA	To-be-announced

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:

24

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
Australia	$—	$62,810	$21,553	$84,363
Austria	—	60,415	—	60,415
Belgium	—	110,159	—	110,159
Brazil	199,162	—	—	199,162
Canada	829,458	—	—	829,458
Chile	18,210	—	—	18,210
China	1,102,207	3,155,862	—	4,258,069
Denmark	—	3,914	—	3,914
Finland	—	348,171	—	348,171
France	—	2,990,132	—	2,990,132
Germany	—	1,811,925	—	1,811,925
Hong Kong	—	1,532,761	—	1,532,761
India	—	855,951	—	855,951
Indonesia	—	48,526	—	48,526
Italy	—	2,065,331	—	2,065,331
Japan	—	4,342,709	—	4,342,709
Mexico	3,337	—	—	3,337
Netherlands	418,591	1,944,232	—	2,362,823
Poland	—	1,860	—	1,860
Portugal	—	52,595	—	52,595
Saudi Arabia	—	676	—	676
Singapore	—	564,064	—	564,064
South Africa	—	11,146	—	11,146
South Korea	—	226,276	—	226,276
Spain	—	394,006	—	394,006
Sweden	—	11,250	—	11,250
Switzerland	35,320	1,865,706	—	1,901,026
Taiwan	—	1,440,349	—	1,440,349
Thailand	—	122,902	—	122,902
Turkey	925	14,624	—	15,549
United Kingdom	6,330	2,553,705	150,853	2,710,888
United States	55,921,341	396,217	6,877	56,324,435
Zambia	53,957	—	—	53,957
Corporate Bonds
Australia	—	7,904	779,022	786,926
Canada	—	2,602	—	2,602
Chile	—	60	—	60
China	—	300	—	300
Greece	—	101,395	—	101,395
India	—	2	—	2
Japan	—	50,656	—	50,656
Netherlands	—	205,260	—	205,260
Turkey	—	—	97,040	97,040
United States	—	6,046,991	—	6,046,991
Floating Rate Loan Interests:
France	—	186,402	—	186,402
Netherlands	—	316,418	—	316,418
United States	—	213,556	60,648	274,204
Foreign Government Obligations (a)	—	9,871,167	—	9,871,167
Investment Companies	5,706,451	—	—	5,706,451
Non-Agency Mortgage-Backed Securities (a)	—	116,491	—	116,491
Preferred Securities:
Brazil	42,737	—	—	42,737
Germany	—	270,338	—	270,338
United Kingdom	—	549,587	—	549,587
United States	329,358	568,311	1,021,542	1,919,211
U.S. Government Sponsored Agency Securities	—	7,448,148	—	7,448,148
U.S. Treasury Obligations	—	17,327,879	—	17,327,879
Short-Term Securities:
Foreign Government Obligations (a)	—	9,527,342	—	9,527,342
Money Market Funds	725,747	—	—	725,747
Time Deposits (a)	—	602,290	—	602,290
U.S. Treasury Obligations	—	13,993,138	—	13,993,138
Options Purchased:
Equity contracts	316,996	160,410	—	477,406
Foreign currency exchange contracts	—	201,990	—	201,990

25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
Interest rate contracts	$—	$85,391	$—	$85,391
Unfunded Floating Rate Loan Interests (b)	—	—	363	363
Liabilities:
Investments:
Investment Sold Short (a)	(257,998)	—	—	(257,998)
TBA Sale Commitments	—	(3,177,930)	—	(3,177,930)

Subtotal	$65,452,129	$91,664,372	$2,137,898	$159,254,399

Investments Valued at NAV(c)				4,334,648

Total Investments				$163,589,047

Derivative Financial Instruments (d)
Assets:
Credit contracts	$—	$173,257	$—	$173,257
Equity contracts	62,598	11,387	—	73,985
Foreign currency exchange contracts	—	772,963	—	772,963
Interest rate contracts	376,453	210,823	—	587,276
Liabilities:
Credit contracts	—	(27,663)	—	(27,663)
Equity contracts	(1,061,904)	(828,968)	—	(1,890,872)
Foreign currency exchange contracts	—	(1,370,882)	—	(1,370,882)
Interest rate contracts	(6,239)	(566,877)	—	(573,116)

	$(629,092)	$(1,625,960)	$—	$(2,255,052)

(a)	See above Consolidated Schedule of Investments for values in each country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening balance, as of December 31, 2019	$339,164	$892,714	$—	$887,301	$—	$2,119,179
Transfers into level 3	198,353	—	—	—	—	198,353
Transfers out of level 3	—	—	—	—	—	—
Accrued discounts/premiums	—	(253)	—	—	—	(253)
Net realized gain	1,874	—	—	2	—	1,876
Net change in unrealized appreciation (depreciation) (a)	(357,803)	(16,399)	181	42,764	—	(331,257)
Purchases	—	—	60,467	91,575	363	152,405
Sales	(2,305)	—	—	(100)	—	(2,405)

Closing balance, as of March 31, 2020	$179,283	$876,062	$60,648	$1,021,542	$363	$2,137,898

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 (a)	$(357,803)	$(16,399)	$181	$42,767	$—	$(331,254)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

26

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $363. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Common Stocks	$179,283	Income	Discount Rate	16%	—
		Market	Revenue Multiple	2.25x - 12.50x	2.70x
			EBITDA	22.50x	—
			Volatility	46%	—
			Time to Exit	2.2	—
Corporate Bonds	876,062	Income	Discount Rate	16% - 27%	17%
Floating Rate Loan Interests	60,648	Income	Discount Rate	11%	—
Preferred Stocks(b)(c)	1,021,542	Market	Revenue Multiple	5.75x - 12.50x	10.09x
			Time to Exit	2.2 - 3.0	2.4
			Volatility	46% - 56%	49%

	$2,137,535

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $200,205 changed to Current Value. The investments were previously valued utilizing PWERM approach. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end March 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $250,975 changed to Current Value. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

27